Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended		6 Months Ended
	Nov. 23, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Aug. 02, 2021
Accounting Policies [Line Items]
Cash at bank		$ 101,045	$ 622,985	$ 101,045
Stock shares issued during the period for services value				25,000
Proceeds from related party debt				$ 194,000
Term of restricted investments	185 days			185 days
Accrued interest and penalties on unrecognized tax benefits		0		$ 0
Provision for working capital needs		165,000		165,000
Reinvent Technology Partners Z [Member]
Accounting Policies [Line Items]
Cash at bank			622,985
Stock shares issued during the period for services value			25,000
Proceeds from related party debt			$ 60,000
Term of restricted investments			185 days
Accrued interest and penalties on unrecognized tax benefits			$ 0
Provision for working capital needs			165,000
Subsequent Event [Member] | Investor [Member]
Accounting Policies [Line Items]
Common stock, shares subscribed but unissued					55,000,000
Shares issued price per share					$ 10.00
Common stock, value, subscriptions					$ 550,000,000
Warrant [Member]
Accounting Policies [Line Items]
Cash at bank		101,000		101,000
Net working capital		$ 397,000		$ 397,000
Antidilutive securities excluded from the computation of earnings per share				9,000,000
Warrant [Member] | Reinvent Technology Partners Z [Member]
Accounting Policies [Line Items]
Cash at bank			623,000
Net working capital			$ 1,500,000
Antidilutive securities excluded from the computation of earnings per share			9,000,000
Class A Ordinary Shares
Accounting Policies [Line Items]
Temporary equity, shares outstanding		19,975,356	20,484,749	19,975,356
Provision for working capital needs		$ 165,000		$ 165,000
Interest income on investments held in the trust account		6,000		59,000
Class A Ordinary Shares | Reinvent Technology Partners Z [Member]
Accounting Policies [Line Items]
Temporary equity, shares outstanding	20,484,749		20,484,749
Provision for working capital needs			$ 165,000
Interest income on investments held in the trust account			$ 19,000
IPO [Member] | Reinvent Technology Partners Z [Member]
Accounting Policies [Line Items]
Class of warrants or rights warrants issued during the period shares			9,000,000
Private Placement [Member] | Reinvent Technology Partners Z [Member]
Accounting Policies [Line Items]
Class of warrants or rights warrants issued during the period shares			4,600,000
Over-Allotment Option [Member] | Reinvent Technology Partners Z [Member]
Accounting Policies [Line Items]
Class of warrants or rights warrants issued during the period shares			4,400,000
Minimum [Member]
Accounting Policies [Line Items]
Cash insured with federal deposit insurance corporation		$ 250,000		$ 250,000
Minimum [Member] | Reinvent Technology Partners Z [Member]
Accounting Policies [Line Items]
Cash insured with federal deposit insurance corporation			$ 250,000